SUMMARY OF FINANCIAL LIABILITIES BASED ON CONTRACTUAL UNDISCOUNTED PAYMENTS (Details) - USD ($)	Mar. 31, 2024	Mar. 31, 2023
IFRSStatementLineItems [Line Items]
Trade and other payables	$ 7,062,137	$ 4,262,855
Related party payables	358,709	2,994,302
Total	7,420,846	7,257,157
Less than 3 months [member]
IFRSStatementLineItems [Line Items]
Trade and other payables	1,028,764	2,800,918
Related party payables	25,019
Total	1,053,783	2,800,918
3 to 12 Months [member]
IFRSStatementLineItems [Line Items]
Trade and other payables	6,033,373	1,461,937
Related party payables	333,690	2,994,302
Total	$ 6,367,063	$ 4,456,239